Annual Fund Operating Expenses - Voya Government Money Market Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.35%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.50%	[1]
Other Expenses	0.16%	[1]
Total Annual Portfolio Operating Expenses	1.01%	[1]
Waivers and Reimbursements	(0.05%)	[1],[2]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.96%	[1]
Class I
Operating Expenses:
Management Fees	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.51%
Waivers and Reimbursements	(0.05%)	[2]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.46%
Class S
Operating Expenses:
Management Fees	0.35%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	[1]
Other Expenses	0.16%	[1]
Total Annual Portfolio Operating Expenses	0.76%	[1]
Waivers and Reimbursements	(0.15%)	[1],[2]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.61%	[1]
Class S2
Operating Expenses:
Management Fees	0.35%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.40%	[1]
Other Expenses	0.16%	[1]
Total Annual Portfolio Operating Expenses	0.91%	[1]
Waivers and Reimbursements	(0.05%)	[1],[2]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.86%	[1]

[1]	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.
[2]	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero through May 1, 2022. Including this waiver, Total Annual Portfolio Operating Expenses after Waivers and Reimbursements (for this Portfolio’s most recent fiscal year) would have been 0.17% and 0.17% for Class I and Class S shares, respectively. There is no guarantee that the Portfolio will maintain such a yield. Any advisory fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. The distributor is contractually obligated to waive 0.10% of the distribution and/or shareholder service fee for Class S shares through May 1, 2022. The adviser is contractually obligated to waive 0.045% of the management fee through May 1, 2022. Termination or modification of these obligations requires approval by the Portfolio’s board.